INCOME TAXES (Narrative) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Statements [Line Items]
Temporary difference	$ 369	$ 287
Capital losses, which can be carried forward indefinitely [Member]
Statements [Line Items]
Deferred tax assets	10,456	10,456
Non-capital loss carry-forward [Member]
Statements [Line Items]
Deferred tax assets	$ 813	$ 253